Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 13,461,368	$ 20,143,783
Restricted cash	75,543	76,243
Accounts receivable, net of allowance for doubtful accounts of $4,023,663 and $551,195 as of December 31, 2018 and 2019, respectively	3,611,177	3,520,440
Inventory, net	3,042,762	1,590,319
Other prepaid expenses and current assets	5,997,033	7,339,525
Advance to related party supplier	1,115,009	596,575
Loan receivable	3,754,735	3,597,392
Current portion of loan to related party	14,804,052
Held-for-sale assets	468,191	2,881,370
Assets to be abandoned	116,559	579,644
Total current assets	46,446,429	40,325,291
Property and equipment, net	559,964	660,157
Available-for-sale securities	25,681,848	38,858,216
Loan to related party		10,050,054
Deferred tax assets, net	4,997,111
Rights of use lease assets, net	1,785,194
Other long-term assets	693,518	243,236
Total assets	80,164,064	90,136,954
Current liabilities:
Accounts payable	3,172,263	2,057,539
Dividend payable	133,405	174,658
Accrued expenses and other current liabilities	6,564,390	12,726,641
Current operating lease liabilities	881,349
Income taxes payable	1,648,520	2,096,987
Deferred revenue	68,798	174,826
Liabilities to be abandoned	222,578	272,428
Total current liabilities	12,691,303	17,503,079
Deferred tax liability, net		630,574
Non-current operating lease liabilities	1,032,645
Total liabilities	13,723,948	18,133,653
Commitments and contingencies (Note 16)
Acorn International, Inc. shareholders' equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized 91,884,402 and 91,884,402 shares issued and 51,619,218 and 51,619,218 shares outstanding as of December 31, 2018 and 2019, respectively)	918,844	918,844
Additional paid-in capital	117,445,969	121,962,650
Accumulated deficits	(69,563,158)	(79,399,389)
Accumulated other comprehensive income	45,635,771	56,507,394
Treasury stock, at cost (40,265,184 and 40,265,184 shares as of December 31, 2018 and 2019, respectively)	(28,320,324)	(28,320,324)
Total Acorn International, Inc. shareholders' equity	66,117,102	71,669,175
Non-controlling interests	323,014	334,126
Total equity	66,440,116	72,003,301
Total liabilities and equity	80,164,064	90,136,954
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents	6,284,218	2,516,248
Restricted cash	75,543	76,243
Accounts receivable, net of allowance for doubtful accounts of $4,023,663 and $551,195 as of December 31, 2018 and 2019, respectively	447,714	33,178
Inventory, net	2,289,116	326,734
Other prepaid expenses and current assets	3,059,649	2,171,913
Held-for-sale assets		159,573
Assets to be abandoned	18,359	296,658
Total current assets	12,174,599	5,580,547
Property and equipment, net	430,835	539,145
Deferred tax assets, net	3,872,076	406,129
Rights of use lease assets, net	1,062,965
Total assets	17,540,475	6,525,821
Current liabilities:
Accounts payable	2,012,762	328,265
Accrued expenses and other current liabilities	1,705,115	589,506
Current operating lease liabilities	574,201
Income taxes payable	468,021	435,100
Deferred revenue	68,798	174,826
Liabilities to be abandoned	107,726	2,854
Total current liabilities	4,936,623	1,530,551
Non-current operating lease liabilities	576,593
Total liabilities	$ 5,513,216	$ 1,530,551